DERIVATIVE FINANCIAL INSTRUMENTS (Details) $ in Millions	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2008 USD ($) contract
Interest Rate Swap
DERIVATIVE FINANCIAL INSTRUMENTS
Number of interest rate swaps contracts entered into by the entity | contract			2
Notional value of interest rate swap contracts			$ 28.0
Value of variable-rate commercial loan relationship supported by derivative contracts			14.0
Interest Rate Swap One
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value of interest rate swap contracts			14.0
Derivative fixed interest rate (as a percent)	6.58%
Derivative basis spread on variable rate (as a percent)	2.30%
Interest Rate Swap Two
DERIVATIVE FINANCIAL INSTRUMENTS
Notional value of interest rate swap contracts			$ 14.0
Derivative fixed interest rate (as a percent)	6.58%
Derivative basis spread on variable rate (as a percent)	2.30%
Interest Rate Lock Commitments
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amount	$ 204.4	$ 73.6
Forward Sales Commitments
DERIVATIVE FINANCIAL INSTRUMENTS
Notional amount	$ 311.3	$ 120.1